Note 19 - Inventories - Schedule of Inventory (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Finished goods	R$ 2,575.5	R$ 2,080.7
Work in progress	518.3	450.8
Raw materials and consumables	3,513.0	2,637.4
Spare parts and others	758.8	602.6
Prepayments	381.4	328.3
Impairment losses	(141.1)	(121.2)
Total	R$ 7,605.9	R$ 5,978.6